Taxes	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
TAXES

16. TAXES

Income tax

Cayman Islands

The Cayman Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to the Company levied by the Government of the Cayman Islands save for certain stamp duties which may be applicable, from time to time, on certain instruments.

BVI

NCA is incorporated in the BVI and is not subject to tax on income or capital gains under current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Neo-Concept HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. From year of assessment of 2019/2020 onwards, Hong Kong profits tax rates are 8.25% on assessable profits up to HKD2,000,000, and 16.5% on any part of assessable profits over HKD2,000,000. Under Hong Kong tax law, Neo-Concept HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Other jurisdictions

Taxation arising in other jurisdictions such as the UK and the USA is calculated at the rates prevailing in the relevant jurisdictions.

With effect from 1 April 2024, the current main rate of corporation tax in the UK is 25%.

Significant components of the provision for income taxes are as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Current:
Hong Kong	928,973	348,835	—	—
The UK	388,288	—	310,430	39,883

Deferred:
Hong Kong	7,876	(206,806)	134,213	17,244
The UK	—	943,880	1,001,988	128,736
Total provision for income taxes	1,325,137	1,085,909	1,446,631	185,863

The following table reconciles Hong Kong statutory rates to the effective tax rate:

	For the years ended December 31,
	2023		2024		2025
	HKD		HKD		HKD	US$
Income before tax	5,739,870		9,149,240		1,778,310	228,478
Income tax rate in the Cayman Islands, permanent tax holiday	—	—	—	—	—	—	—
Hong Kong statutory income tax rate	947,079	16.5%	1,509,625	16.5%	293,421	37,699	16.5%
Effect of different tax rates	120,537	2.1%	1,383,890	15.1%	699,819	89,912	39.4%
Income not taxable (a)	—	—	(4,219)	—	(367,658)	(47,237)	(20.7)%
Expense not deductible	401,791	7.0%	164,216	1.8%	18,259	2,346	1.0%
Temporary not recognized	22,959	0.4%	52,472	0.6%	1,921,169	246,832	108.0%
Utilization of tax loss	—	—	(1,849,075)	(20.2)%	(1,621,122)	(208,282)	(91.2)%
Under provision of tax in prior years	—	—	—	—	502,743	64,593	28.3%
Tax concession	(167,229)	(2.9)%	(171,000)	(1.9)%	—	—	—
Effective tax rate	1,325,137	23.1%	1,085,909	11.9%	1,446,631	185,863	81.3%

(a)	The amount for the year ended December 31, 2025 is fully represented to reversal of expected credit losses of HKD2,228,229.

Deferred tax assets (liabilities)

Deferred tax assets (liabilities) as of December 31, 2024 and 2025 consisted of the following:

	As of December 31,
	2024	2025	2025
	HKD	HKD	US$
Deferred tax assets:
Tax loss	2,456,246	1,173,027	150,711
Allowance for expected credit losses	440,251	72,592	9,327
Total deferred tax assets	2,896,497	1,245,619	160,038
Valuation allowance	(2,689,691)	(1,173,027)	(150,711)
Deferred tax assets, net of valuation allowance	206,806	72,592	9,327

Deferred tax liabilities:
Depreciation	(920,142)	(2,014,423)	(258,813)
Total deferred tax liabilities	(920,142)	(2,014,423)	(258,813)

As of December 31, 2024 and 2025, the Group had tax loss amounting to HKD9,824,984 and nil, respectively carry forwards. For financial reporting purposes, the amount of the net deferred tax assets has been partially offset by a valuation allowance due to uncertainty regarding the realization of the assets. The management evaluated position taken by the company will “more likely than not” be sustained upon examination by the appropriate tax authority. The Company believes that its income tax filing positions and deductions would be sustained and does not anticipate any adjustments that would result in a material change to its financial position. Therefore, no reserves for uncertain tax positions have been recorded.